Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000142690 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000142690 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000142690 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000142690 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000142690 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000142690 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000142690 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000142690 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000142690 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000142690 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000142690 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000142690 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142690 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142690 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142690 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000142690 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000142690 [Member] | YieldCo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142690 [Member] | General Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142690 [Member] | Other Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142691 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000142691 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
C000142691 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000142691 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000142691 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000142691 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000142691 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000142691 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000142691 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000142691 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000142691 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000142691 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142691 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142691 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142691 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000142691 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000142691 [Member] | YieldCo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142691 [Member] | General Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142691 [Member] | Other Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142692 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000142692 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[3]
C000142692 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[3]
C000142692 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000142692 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000142692 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000142692 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000142692 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000142692 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000142692 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000142692 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000142692 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142692 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142692 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142692 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142692 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000142692 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000142692 [Member] | YieldCo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142692 [Member] | General Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142692 [Member] | Other Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142693 [Member] | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000142693 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000142693 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000142693 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000142693 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000142693 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000142693 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000142693 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000142693 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000142693 [Member] | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000142693 [Member] | Natural Gas Gatherers And Processors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000142693 [Member] | Natural Gas Transportation And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142693 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142693 [Member] | Refiners [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142693 [Member] | Canadian Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142693 [Member] | Large Cap Diversified C Corps [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000142693 [Member] | Large Cap MLP [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000142693 [Member] | YieldCo [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142693 [Member] | General Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142693 [Member] | Other Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments